Liquidity - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			96 Months Ended	1 Months Ended
	Jul. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Feb. 28, 2014 Subsequent Event [Member]
Cash Burn Rate Per Quarter		$ 2,000
Stock Issued During Period, Value, New Issues		477	23,464	30,988	161,148
Number of shares sold						16,000,000
Anticipation sale amount to be receive subject to purchase option	$ 6,250